Summary of Weighted Average Valuation Inputs (Detail) (Stock Options And Stock Appreciation Rights)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Stock Options And Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4.2	3.5	3.5
Expected volatility	30.00%	30.00%	32.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.60%	1.70%	1.80%